SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

Note 9—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Jet Ai Inc [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

See Note 5 for discussion of subsequent amendments to the Share Purchase Agreement and Forward Purchase Agreement in October 2023.

The Company has evaluated subsequent events that occurred after September 30, 2023 through November 20, 2023, the date of these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.